Income Tax and Taxes Payable - Schedule of Effective Income Tax Reconciles (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Reconciles Abstract
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of preferential tax rate	[1]	(21.14%)	(17.00%)	(3.20%)
Change in tax rate	[2]		1520.50%	7.70%
Research and development credits		1.00%	(81.90%)	6.50%
Other non-deductible expenses			10.70%	(1.60%)
Change in valuation allowance		(5.05%)	(1376.30%)	(37.50%)
Effective tax rate		(0.20%)	81.00%	(3.10%)

[1]	VIE and certain VIE’s subsidiaries are subject to different favorable tax rates for the years ended December 31, 2025, 2024 and 2023. For the years ended December 31, 2025, 2024 and 2023, the tax saving as the result of the favorable tax rate amounted to $76,200, $29,255 and $53,622, respectively, and per share effect of the favorable tax rate were $0.02, $0.07 and $0.13 (after share reorganization), respectively.
[2]	The significant change in effective tax rate in 2024 was primarily attributable to the fact that VIE and its subsidiaries begin to incur losses during the year. To reflect the actual operating conditions, the measurement of deferred tax assets and liabilities no longer applied the statutory tax rate of 25% used in 2023, but instead adopted the 5% preferential small business tax rate, resulting in a notable variance in tax rates between the two years.